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             MORGAN STANLEY HIGH YIELD SECURITIES INC.
                  1221 Avenue of the Americas
                   New York, New York 10020


                                                              October 7, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Morgan Stanley High Yield Securities Inc.
    Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 30, 2002.

                                             Very truly yours,
                                         /s/ Lou Anne D. McInnis
                                             -----------------------
                                             Lou Anne D. McInnis
                                             Assistant Secretary


cc: Barry Fink Esq.
    Larry Greene